CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
OPERATING ACTIVITIES:
Net loss	$ (300,149)	$ (126,067)	$ (62,064)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	113,825	120,310	104,690
Amortization and write-off of deferred financing costs	5,653	4,524	4,061
Amortization of deferred drydock and special survey costs	13,768	13,340	12,263
Provision for losses on accounts receivable	1,304	59	792
Share based compensation	3,446	5,591	7,719
(Gain)/ loss on bond and debt extinguishment	(29,187)	0	4,786
Income tax expense/ (benefit)	1,265	(3,154)	84
Realized holding loss on investments in-available-for-sale-securities	345	1,782	11,553
(Equity)/ loss in affiliates, net of dividends received	219,417	(30,398)	(22,179)
Changes in operating assets and liabilities:
(Increase)/decrease in restricted cash	(2,906)	198	(168)
Decrease/ (increase) in accounts receivable	(2,350)	20,588	(107)
(Increase)/ decrease in inventories	(4,046)	8,079	(5,933)
(Increase)/ decrease in prepaid expenses and other assets	(4,313)	375	6,446
(Increase)/ decrease in due from affiliate companies	(6,984)	13,802	(18,263)
Increase in accounts payable	7,209	17,606	1,738
(Decrease)/ increase in accrued expenses and other liabilities	(9,159)	3,104	31,154
Increase in due to affiliate companies	22,694	14,142	0
(Decrease)/ increase in deferred income and cash received in advance	(4,309)	1,046	(770)
Increase/(decrease) in other long-term liabilities and deferred income	22,493	3,391	(8,509)
Payments for drydock and special survey costs	(11,096)	(24,840)	(10,970)
Net cash provided by operating activities	36,920	43,478	56,323
INVESTING ACTIVITIES:
Acquisition of intangible assets	0	0	(10,200)
Loan to affiliate company	(4,275)	(7,327)	(4,465)
Decrease/(increase) in long-term receivable from affiliate companies	0	10,351	(5,087)
Dividends from affiliate companies	0	18,244	14,595
Deposits for vessels, port terminals and other fixed assets	(86,911)	(26,713)	(45,337)
Acquisition of investments in affiliates	0	(22,846)	(2,233)
Acquisition of vessels	(60,115)	0	(123,541)
Purchase of property, equipment and other fixed assets	(4,567)	(8,208)	(68,620)
Disposal of available-for-sale securities	5,303	0	0
Net cash used in investing activities	(150,565)	(36,499)	(244,888)
FINANCING ACTIVITIES:
Repurchase of preferred stock	(9,323)	0	0
Repurchase of senior notes	(30,671)	0	0
Proceeds from loan payable to affiliate company	50,000	0	0
Proceeds from long-term loans	116,331	0	72,250
Proceeds from issuance of senior and ship mortgage notes including premium, net of debt issuance costs	0	0	365,668
Repayment of long-term debt and payment of principal	(40,737)	(36,056)	(20,761)
Repayment of senior and ship mortgage notes	0	0	(290,000)
Payments of obligations under capital leases	(3,032)	(1,501)	(1,399)
Debt issuance costs	(2,844)	(50)	(1,223)
Net proceeds from issuance of preferred stock	0	0	163,602
Decrease / (increase) in restricted cash	11,000	(11,114)	(355)
Payment for acquisition of intangible asset	0	(6,800)	0
Acquisition of treasury stock	(818)	(252)	0
Acquisition of noncontrolling interest	0	0	(10,889)
Contribution from noncontrolling shareholders	0	0	3,484
Issuance of common stock	0	0	643
Dividends paid	(3,681)	(35,350)	(32,730)
Net cash provided by/ (used in) financing activities	86,225	(91,123)	248,290
(Decrease)/increase in cash and cash equivalents	(27,420)	(84,144)	59,725
Cash and cash equivalents, beginning of year	163,412	247,556	187,831
Cash and cash equivalents, end of year	135,992	163,412	247,556
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest, net of capitalized interest	108,380	108,461	92,776
Cash paid for income taxes	92	139	694
Non-cash investing and financing activities
Purchase of property, equipment and other fixed assets	(472)	(710)	(624)
Acquisition of intangible assets	0	0	(6,800)
Deposits for vessels, port terminals and other fixed assets	(5,726)	(1,871)	0
Debt issuance costs	0	0	(225)
Revaluation of vessels due to restructuring of capital lease obligations	0	210	0
Decrease in capital lease obligations due to restructuring	0	(210)	0
Dividends payable	0	3,081	3,081
Accrued interest on loan receivable from affiliate company	2,259	1,356	645
Accrued interest on loan payable to affiliate company	$ (1,240)	$ 0	$ 0